SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Y
Summary Of Significant Accounting Policies 1	$ 11
Summary Of Significant Accounting Policies 2	11
Summary Of Significant Accounting Policies 3	14.00%
Summary Of Significant Accounting Policies 4	10.00%
Summary Of Significant Accounting Policies 5	22.00%
Summary Of Significant Accounting Policies 6	10.00%
Summary Of Significant Accounting Policies 7	16.00%
Summary Of Significant Accounting Policies 8	17.00%
Summary Of Significant Accounting Policies 9	10.00%
Summary Of Significant Accounting Policies 10	61
Summary Of Significant Accounting Policies 11	30
Summary Of Significant Accounting Policies 12	26.00%
Summary Of Significant Accounting Policies 13	36.00%
Summary Of Significant Accounting Policies 14	10.00%
Summary Of Significant Accounting Policies 15	22.80%
Summary Of Significant Accounting Policies 16	10.00%
Summary Of Significant Accounting Policies 17	46
Summary Of Significant Accounting Policies 18	641,080
Summary Of Significant Accounting Policies 19	223,604
Summary Of Significant Accounting Policies 20	357,627
Summary Of Significant Accounting Policies 21	7
Summary Of Significant Accounting Policies 22	0
Summary Of Significant Accounting Policies 23	$ 0
Summary Of Significant Accounting Policies 24	6.4533
Summary Of Significant Accounting Policies 25	2,013
Summary Of Significant Accounting Policies 26	11
Summary Of Significant Accounting Policies 27	2,013
Summary Of Significant Accounting Policies 28	11